GUARANTEE LIABILITIES - Summary of movement on liabilities from investor assurance program (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Guarantor Obligations [Line Items]
Opening balance	¥ 1,547,072	¥ 3,718,352
Liability arising from new business		969,815
Release on expiration	(2,831)	(118,521)
Contingent liability accrued		459,451
Ending balance		1,547,072
Transfer out due to disposal of Shanghai Caiyin	(706,600)
2015
Guarantor Obligations [Line Items]
Net payouts for loans originated	(15,999)	(792,923)
2016
Guarantor Obligations [Line Items]
Net payouts for loans originated	(229,470)	(754,557)
2017
Guarantor Obligations [Line Items]
Net payouts for loans originated	(274,845)	(1,410,157)
2018
Guarantor Obligations [Line Items]
Net payouts for loans originated	(321,387)	(520,328)
Current loan products
Guarantor Obligations [Line Items]
Opening balance	575,109	827,703
Liability arising from new business		968,732
Release on expiration	(1,648)	(27,021)
Contingent liability accrued		103,964
Ending balance		575,109
Transfer out due to disposal of Shanghai Caiyin	(71,323)
Current loan products | 2016
Guarantor Obligations [Line Items]
Net payouts for loans originated	391	254
Current loan products | 2017
Guarantor Obligations [Line Items]
Net payouts for loans originated	(181,253)	(778,674)
Current loan products | 2018
Guarantor Obligations [Line Items]
Net payouts for loans originated	(321,276)	(519,849)
Other online standard loan products
Guarantor Obligations [Line Items]
Opening balance	254,020	741,275
Liability arising from new business		373
Release on expiration	(6)	(89,582)
Contingent liability accrued		6,386
Ending balance		254,020
Transfer out due to disposal of Shanghai Caiyin	(246,441)
Other online standard loan products | 2016
Guarantor Obligations [Line Items]
Net payouts for loans originated	(431)	(4,412)
Other online standard loan products | 2017
Guarantor Obligations [Line Items]
Net payouts for loans originated	(7,140)	(399,874)
Other online standard loan products | 2018
Guarantor Obligations [Line Items]
Net payouts for loans originated	(2)	(146)
Offline and non-standard loan products
Guarantor Obligations [Line Items]
Opening balance	722,003	2,149,374
Liability arising from new business		710
Release on expiration	(1,177)	(1,918)
Contingent liability accrued		349,101
Ending balance		722,003
Transfer out due to disposal of Shanghai Caiyin	(388,836)
Offline and non-standard loan products | 2015
Guarantor Obligations [Line Items]
Net payouts for loans originated	(15,999)	(792,923)
Offline and non-standard loan products | 2016
Guarantor Obligations [Line Items]
Net payouts for loans originated	(229,430)	(750,399)
Offline and non-standard loan products | 2017
Guarantor Obligations [Line Items]
Net payouts for loans originated	(86,452)	(231,609)
Offline and non-standard loan products | 2018
Guarantor Obligations [Line Items]
Net payouts for loans originated	¥ (109)	¥ (333)